SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund

Supplement Dated July 21, 2009
to the Class A Shares Prospectus Dated July 31, 2008

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of New Underlying SEI Funds to the Investment Strategies of the Diversified Funds

The Prospectus is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth and Diversified Global Growth Funds (each a "Diversified Fund" and, together, the "Diversified Funds"). Accordingly, for each Diversified Fund, under the heading "Fixed Income" in the chart appearing under the section entitled "Investment Strategy," the SIMT Real Return and SIMT U.S. Fixed Income Funds are hereby added.

For the Diversified Conservative Income Fund, the first two sentences of the second paragraph under the Fund's "Investment Strategy" are hereby deleted and replaced with the following:

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, in an attempt to provide current income. Under normal circumstances, this portion of the Fund's assets is allocated to Underlying SEI Funds that invest primarily in U.S. investment grade bonds with maturities of 30 years or less.

For the Diversified Conservative Fund, the first sentence of the second paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

For the Diversified Global Moderate Growth Fund, the first sentence of the third paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities and emerging market debt securities.

For the Diversified Moderate Growth Fund, the first two sentences of the third paragraph under the Fund's "Investment Strategy" are hereby deleted and replaced with the following:

The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. Under normal circumstances, a sizeable portion of the Fund is invested in Underlying SEI Funds that invest primarily in investment grade bonds with maturities of 30 years or less.

For the Diversified Global Growth Fund, the first sentence of the third paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

In addition, in the chart under the section entitled "Information about the Underlying SEI Funds," the following information is hereby added:

Underlying SEI Fund:	Expense Ratio:
SIMT Real Return Fund	N/A*

SIMT U.S. Fixed Income Fund	N/A*

The following footnote to this chart is hereby added:

* The SIMT Real Return and SIMT U.S. Fixed Income Funds were not operational as of June 30, 2008.

In the sub-section entitled "Underlying U.S. Fixed Income Funds" in the section entitled "Information about the Underlying SEI Funds," the following paragraphs are hereby added:

SIMT Real Return Fund: The SIMT Real Return Fund seeks total return exceeding the rate of inflation. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies. Wellington Management Company, LLP serves as Sub-Adviser to the SIMT Real Return Fund.

SIMT U.S. Fixed Income Fund: The SIMT U.S. Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of March 31, 2009 it was 3.73 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. J.P. Morgan Investment Management Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund

Supplement Dated July 21, 2009
to the Class D Shares Prospectus Dated July 31, 2008

This supplement provides new and additional information beyond that contained in the Class D Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of New Underlying SEI Funds to the Investment Strategies of the Diversified Funds

The Prospectus is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth and Diversified Global Growth Funds (each a "Diversified Fund" and, together, the "Diversified Funds"). Accordingly, for each Diversified Fund, under the heading "Fixed Income" in the chart appearing under the section entitled "Investment Strategy," the SIMT Real Return and SIMT U.S. Fixed Income Funds are hereby added.

For the Diversified Conservative Income Fund, the first two sentences of the second paragraph under the Fund's "Investment Strategy" are hereby deleted and replaced with the following:

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, in an attempt to provide current income. Under normal circumstances, this portion of the Fund's assets is allocated to Underlying SEI Funds that invest primarily in U.S. investment grade bonds with maturities of 30 years or less.

For the Diversified Conservative Fund, the first sentence of the second paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

For the Diversified Global Moderate Growth Fund, the first sentence of the third paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities and emerging market debt securities.

For the Diversified Moderate Growth Fund, the first two sentences of the third paragraph under the Fund's "Investment Strategy" are hereby deleted and replaced with the following:

The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. Under normal circumstances, a sizeable portion of the Fund is invested in Underlying SEI Funds that invest primarily in investment grade bonds with maturities of 30 years or less.

For the Diversified Global Growth Fund, the first sentence of the third paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

In addition, in the chart under the section entitled "Information about the Underlying SEI Funds," the following information is hereby added:

Underlying SEI Fund:	Expense Ratio:
SIMT Real Return Fund	N/A*

SIMT U.S. Fixed Income Fund	N/A*

The following footnote to this chart is hereby added:

* The SIMT Real Return and SIMT U.S. Fixed Income Funds were not operational as of June 30, 2008.

In the sub-section entitled "Underlying U.S. Fixed Income Funds" in the section entitled "Information about the Underlying SEI Funds," the following paragraphs are hereby added:

SIMT Real Return Fund: The SIMT Real Return Fund seeks total return exceeding the rate of inflation. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies. Wellington Management Company, LLP serves as Sub-Adviser to the SIMT Real Return Fund.

SIMT U.S. Fixed Income Fund: The SIMT U.S. Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of March 31, 2009 it was 3.73 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. J.P. Morgan Investment Management Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund

Supplement Dated July 21, 2009
to the Class I Shares Prospectus Dated July 31, 2008

This supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of New Underlying SEI Funds to the Investment Strategies of the Diversified Funds

The Prospectus is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth and Diversified Global Growth Funds (each a "Diversified Fund" and, together, the "Diversified Funds"). Accordingly, for each Diversified Fund, under the heading "Fixed Income" in the chart appearing under the section entitled "Investment Strategy," the SIMT Real Return and SIMT U.S. Fixed Income Funds are hereby added.

For the Diversified Conservative Income Fund, the first two sentences of the second paragraph under the Fund's "Investment Strategy" are hereby deleted and replaced with the following:

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, in an attempt to provide current income. Under normal circumstances, this portion of the Fund's assets is allocated to Underlying SEI Funds that invest primarily in U.S. investment grade bonds with maturities of 30 years or less.

For the Diversified Conservative Fund, the first sentence of the second paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

For the Diversified Global Moderate Growth Fund, the first sentence of the third paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities and emerging market debt securities.

For the Diversified Moderate Growth Fund, the first two sentences of the third paragraph under the Fund's "Investment Strategy" are hereby deleted and replaced with the following:

The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. Under normal circumstances, a sizeable portion of the Fund is invested in Underlying SEI Funds that invest primarily in investment grade bonds with maturities of 30 years or less.

For the Diversified Global Growth Fund, the first sentence of the third paragraph under the Fund's "Investment Strategy" is hereby deleted and replaced with the following:

The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

In addition, in the chart under the section entitled "Information about the Underlying SEI Funds," the following information is hereby added:

Underlying SEI Fund:	Expense Ratio:
SIMT Real Return Fund	N/A*

SIMT U.S. Fixed Income Fund	N/A*

The following footnote to this chart is hereby added:

* The SIMT Real Return and SIMT U.S. Fixed Income Funds were not operational as of June 30, 2008.

In the sub-section entitled "Underlying U.S. Fixed Income Funds" in the section entitled "Information about the Underlying SEI Funds," the following paragraphs are hereby added:

SIMT Real Return Fund: The SIMT Real Return Fund seeks total return exceeding the rate of inflation. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies. Wellington Management Company, LLP serves as Sub-Adviser to the SIMT Real Return Fund.

SIMT U.S. Fixed Income Fund: The SIMT U.S. Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of March 31, 2009 it was 3.73 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. J.P. Morgan Investment Management Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement Dated July 21, 2009
to the Class A Shares Prospectus Dated July 31, 2008

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of New Underlying SEI Funds to the Investment Strategies of the Strategy Funds

The Prospectus is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds (each a "Strategy Fund" and, together, the "Strategy Funds").

Accordingly, for each Strategy Fund, under the heading "Investment Grade Bonds & Money Market" in the chart appearing under the section entitled "Investment Strategy," the SIMT Real Return Fund is hereby added. For the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, under the heading "Investment Grade Bonds & Money Market" in the chart appearing under the section entitled "Investment Strategy," the SIMT U.S. Fixed Income Fund is hereby added.

In addition, in the chart under the section entitled "Information about the Underlying SEI Funds," the following information is hereby added:

Underlying SEI Fund:	Expense Ratio:
SIMT Real Return Fund	N/A*

SIMT U.S. Fixed Income Fund	N/A*

The following footnote to this chart is hereby added:

* The SIMT Real Return and SIMT U.S. Fixed Income Funds were not operational as of June 30, 2008.

In the sub-section entitled "Underlying Investment Grade Bond & Money Market Funds" in the section entitled "Information about the Underlying SEI Funds," the following paragraphs are hereby added:

SIMT Real Return Fund: The SIMT Real Return Fund seeks total return exceeding the rate of inflation. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies. Wellington Management Company, LLP serves as Sub-Adviser to the SIMT Real Return Fund.

SIMT U.S. Fixed Income Fund: The SIMT U.S. Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of March 31, 2009 it was 3.73 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. J.P. Morgan Investment Management Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement Dated July 21, 2009
to the Class I Shares Prospectus Dated July 31, 2008

This supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of New Underlying SEI Funds to the Investment Strategies of the Strategy Funds

The Prospectus is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds (each a "Strategy Fund" and, together, the "Strategy Funds"). Accordingly, for each Strategy Fund, under the heading "Investment Grade Bonds & Money Market" in the chart appearing under the section entitled "Investment Strategy," the SIMT Real Return and SIMT U.S. Fixed Income Funds are hereby added.

In addition, in the chart under the section entitled "Information about the Underlying SEI Funds," the following information is hereby added:

Underlying SEI Fund:	Expense Ratio:
SIMT Real Return Fund	N/A*

SIMT U.S. Fixed Income Fund	N/A*

The following footnote to this chart is hereby added:

* The SIMT Real Return and SIMT U.S. Fixed Income Funds were not operational as of June 30, 2008.

In the sub-section entitled "Underlying Investment Grade Bond & Money Market Funds" in the section entitled "Information about the Underlying SEI Funds," the following paragraphs are hereby added:

SIMT Real Return Fund: The SIMT Real Return Fund seeks total return exceeding the rate of inflation. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies. Wellington Management Company, LLP serves as Sub-Adviser to the SIMT Real Return Fund.

SIMT U.S. Fixed Income Fund: The SIMT U.S. Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of March 31, 2009 it was 3.73 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. J.P. Morgan Investment Management Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement Dated July 21, 2009
to the Statement of Additional Information Dated July 31, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI"), and should be read in conjunction with such SAI.

Addition of New Underlying SEI Funds to the Strategy Funds

The SAI is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds.

Accordingly, the following changes are made to the section entitled "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds."

The SIMT U.S. Fixed Income Fund is hereby added to the second, third, fourth, fifth, sixth and seventh paragraphs, and the SIMT Real Return Fund is hereby added to the fourth, fifth and sixth paragraphs, under "Proxy Hedges" in the "Forward Foreign Currency Contracts" sub-section.

In addition, the following sub-sections are hereby added:

OBLIGATIONS OF SUPRANATIONAL AGENCIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the SIMT Real Return Fund. Currently, an Underlying SEI Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

PUT TRANSACTIONS—The SIMT Real Return Fund and SIMT U.S. Fixed Income Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when an Underlying SEI Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit an Underlying SEI Fund to meet redemptions and remain as fully invested as possible in municipal securities. The SIMT Real Return Fund and SIMT U.S. Fixed Income Fund reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. An Underlying SEI Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, an Underlying SEI Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between an Underlying SEI Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain fund liquidity. An Underlying SEI Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that Underlying SEI Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, an Underlying SEI Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to an Underlying SEI Fund, the Underlying SEI Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of an Underlying SEI Fund including such securities, the Underlying SEI Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

In the sub-section entitled "Non-Fundamental Policies" under the section entitled "Investment Limitations of the Underlying SEI Funds," the following information is hereby added:

The following limitations are non-fundamental policies of the SIMT Real Return Fund and SIMT U.S. Fixed Income Fund and may be changed by the Board without a vote of shareholders.

The SIMT Real Return and SIMT U.S. Fixed Income Funds may not:

1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2. With respect to the SIMT U.S. Fixed Income Fund, invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. With respect to the SIMT U.S. Fixed Income Fund, invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. With respect to the SIMT U.S. Fixed Income Fund, purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. With respect to the SIMT U.S. Fixed Income Fund, purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

7. With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

8. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

9. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

10. With respect to the SIMT U.S. Fixed Income Fund, issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

12. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

13. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

14. With respect to the SIMT U.S. Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in U.S. fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

In the section entitled "Managers of the Underlying SEI Funds," the following information is hereby added:

SIMT Real Return Fund

Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, serves as a sub-adviser to the SIMT Real Return Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT U.S. Fixed Income Fund

J.P. Morgan Investment Management Inc. ("JPMIM") serves as a sub-adviser for a portion of the assets of the SIMT U.S. Fixed Income Fund. JPMIM is wholly-owned by JPMorgan Asset Management Holdings Inc., which is wholly-owned by JPMorgan Chase & Co. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167.

Metropolitan West Asset Management, LLC ("MWAM") serves as a sub-adviser for a portion of the assets of the SIMT U.S. Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 100% majority owned by MWAM's active management team through a holding company (MWAM Holdings, LLC). The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

Wells Capital Management Inc. ("Wells Capital") serves as a sub-adviser for a portion of the assets of the SIMT U.S. Fixed Income Fund. Wells Capital became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105.

Western Asset Management Company ("Western Asset") serves as a sub-adviser for a portion of the assets of the SIMT U.S. Fixed Income Fund. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101.

Western Asset Management Company Limited ("Western") serves as a sub-adviser for a portion of the assets of the SIMT U.S. Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. The principal business address of Western is 10 Exchange Square, Primrose Street, London, EC2A 2EN, United Kingdom.